INVESTMENTS IN ASSOCIATED COMPANIES	6 Months Ended
Jun. 30, 2022
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENTS IN ASSOCIATED COMPANIES	INVESTMENT IN ASSOCIATED COMPANIES
The Company has certain subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which SFL is not the primary beneficiary.

As of June 30, 2022, June 30, 2021 and December 31, 2021, the Company had the following participation in investments that were recorded using the equity method:

	June 30, 2022	June 30, 2021	December 31, 2021
River Box Holding Inc. (“River Box”) †	49.90%	49.90%	49.90%
SFL Hercules Ltd. (“SFL Hercules”)	*	100.00%	*

† River Box was a previously wholly owned subsidiary of the Company. River Box holds investments in direct financing leases, through its subsidiaries, in relation to the 19,200 and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. On December 31, 2020, the Company sold 50.1% of the shares of River Box to a subsidiary of Hemen Holding Limited (“Hemen”), our largest shareholder and a related party, and has accounted for the remaining 49.9% ownership in River Box using the equity method.

* SFL Hercules, a wholly-owned subsidiary of the Company, owns the drilling unit West Hercules which is on charter to a subsidiary of Seadrill, previously a related party. SFL determined that Seadrill was no longer a related party following its emergence from bankruptcy in February 2022. (See Note 17: Related Party Transactions). SFL Hercules was previously determined to be a variable interest entity for which the Company was not the primary beneficiary and thus accounted for using the equity method. During the year ended December 31, 2021 and following amendments to the West Hercules bareboat charter and loan facility agreements, SFL Hercules was determined to no longer be a variable interest entity and was consolidated from August 27, 2021 when the amendments were approved by the applicable bankruptcy court (see below).

In August 2021, the Company entered into the amendment agreement with a subsidiary of Seadrill for the harsh environment semi-submersible rig West Hercules. Under the amendment agreement with Seadrill, the West Hercules is contracted to be employed with an oil major until the second half of 2022 (the “charter period”), prior to being redelivered to SFL in Norway. Pursuant to the amendment agreement, SFL agreed to receive bareboat hire of (i) approximately $64,700 per day until Seadrill emerged from Chapter 11 on February 22, 2022 ("Emergence Date") and (ii) following the Emergence Date, approximately $60,000 per day while the rig is employed under a contract and generating revenues for Seadrill and approximately $40,000 in all other scenarios, including when the rig is idle or undergoing mobilization or demobilization. Pursuant to the amendment agreement, Seadrill agreed to fund the mobilization and demobilization of the rig, which is expected to occur during the charter period.
Each of SFL’s financing banks consented to the amendment agreement, and SFL’s limited corporate guarantee of the outstanding debt of the rig owning subsidiary remains unchanged at $83 million. Additionally, SFL agreed to a cash contribution of $5 million to SFL Hercules’s pledged earnings account at the time of redelivery following the termination of the Seadrill charter, in addition to a $3 million payable by Seadrill. Following these amendments and as of June 30, 2022, SFL Hercules was in compliance with its debt covenants.

Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of June 30, 2022
(in thousands of $)	TOTAL	River Box
Share presented		49.90%
Current assets	14,417	14,417
Non-current assets	241,137	241,137
Total assets	255,554	255,554
Current liabilities	13,609	13,609
Non-current liabilities	225,361	225,361
Total liabilities	238,970	238,970
Total stockholders’ equity	16,584	16,584

	As of December 31, 2021
(in thousands of $)	TOTAL	River Box
Share presented		49.90%
Current assets	13,987	13,987
Non-current assets	247,361	247,361
Total assets	261,348	261,348
Current liabilities	13,242	13,242
Non-current liabilities	231,471	231,471
Total liabilities	244,713	244,713
Total stockholders’ equity	16,635	16,635

Summarized statement of operations information of the Company’s equity method investees is as follows:

	Six months ended June 30, 2022
(in thousands of $)	TOTAL	River Box
Share presented		49.90%
Operating revenues	9,665	9,665
Net operating revenues	9,654	9,654
Net income	1,405	1,405

	Six months ended June 30, 2021
(in thousands of $)	TOTAL	River Box	SFL Hercules
Share presented		49.90%	*
Operating revenues	20,141	10,076	10,065
Net operating revenues	15,082	10,065	5,017
Net income	2,564	1,819	745

 * From August 27, 2021, SFL Hercules ceased to be accounted for as an associate and became consolidated by the Company (see further details above).
As required by ASU 2016-13 'Financial Instruments - Credit Losses' from January 2020, the associated companies recognized an allowance for expected credit losses in respect of their principal financial assets: 'Investment in direct financing leases' and 'Related party receivable balances', held at the reporting date, which are within the scope of the ASU.

Movements in the six months ended June 30, 2022 in the allowance for expected credit losses can be summarized as follows:

(in thousands of $)	TOTAL	River Box
Share presented		49.90%
Balance as of December 31, 2021	396	396
Allowance recorded in net income of associated companies	(9)	(9)
Balance as of June 30, 2022	387	387

The Company has estimated the allowance for expected credit losses based on an analysis of factors including the credit rating assigned to the lessee, management's assessment of current and expected conditions in the market and calculated collateral exposure.

In the six months ended June 30, 2022, River Box paid a dividend of $1.5 million to SFL (June 30, 2021: $0.7 million, December 31, 2021: $2.2 million). In the six months ended June 30, 2021 and the year ended December 31, 2021, SFL Hercules did not pay any dividends.